Non-Controlling Interest (Details) - Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	$ 1,304,198	$ 1,207,129	$ 1,372,684
Liabilities	1,031,785	974,720	1,138,470
Capital	232,742	208,829	199,121
Net income	39,671	23,580	35,093
Santander Corredora de Seguros Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	34,421	32,876	31,758
Liabilities	11,775	12,878	13,895
Capital	19,994	17,861	9,576
Net income	2,652	2,137	8,287
Santander Corredores de Bolsa Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	179,219	92,155	99,325
Liabilities	114,418	31,758	43,087
Capital	61,230	56,243	52,054
Net income	3,571	4,154	4,184
Santander Asesorias Financieras Limitada
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	17,770	15,295	5,023
Liabilities	1,241	3,205	1,442
Capital	12,086	3,582	354
Net income	4,443	8,508	3,227
Santander S.A. Sociedad Securitizadora
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	1,327	722	879
Liabilities	325	326	345
Capital	1,170	534	709
Net income	(168)	(138)	(175)
Klare Corredora de Seguros S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	0	0	1,891
Liabilities	0	0	3,610
Capital	0	1,955	713
Net income	0	(1,955)	(2,432)
Santander Consumer Chile S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	1,056,093	1,049,387	923,790
Liabilities	900,277	922,136	806,607
Capital	127,251	117,183	100,555
Net income	28,565	10,068	16,628
Santander Gestión de Recaudación y Cobranzas Ltda.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	12,451	11,429	11,273
Liabilities	2,901	2,443	2,755
Capital	8,986	8,518	6,988
Net income	564	468	1,530
Bansa Santander S.A.
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	0	0	292,937
Liabilities	0	0	264,601
Capital	0	(727)	24,249
Net income	0	727	4,087
Multiplica Spa
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	2,917	2,883	3,518
Liabilities	848	857	989
Capital	2,025	2,529	3,211
Net income	44	(503)	(682)
PagoNXT Payments Chile SpA
Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests [Line Items]
Assets	0	2,382	2,290
Liabilities	0	1,117	1,139
Capital	0	1,151	712
Net income	$ 0	$ 114	$ 439